Income Taxes - Schedule of Income Taxes Paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes Paid [Line Items]
Total income taxes paid
Hong Kong [Member]
Schedule of Income Taxes Paid [Line Items]
Total income taxes paid
Singapore [Member]
Schedule of Income Taxes Paid [Line Items]
Total income taxes paid
Other Jurisdictions [Member]
Schedule of Income Taxes Paid [Line Items]
Total income taxes paid